CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 3.3%
Media - 3.3%
Advantage Solutions Inc.	91,240	$731,745	*
Gambling.com Group Ltd.	138,500	1,405,775	*
Gray Television Inc.	114,250	2,303,280

TOTAL COMMUNICATION SERVICES		4,440,800

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 2.1%
American Axle & Manufacturing Holdings Inc.	128,450	1,198,438	*
Goodyear Tire & Rubber Co.	77,740	1,657,417	*

Total Auto Components		2,855,855

Diversified Consumer Services - 1.1%
Stride Inc.	46,460	1,548,512	*

Hotels, Restaurants & Leisure - 1.9%
Bloomin’ Brands Inc.	69,440	1,456,851	*
Everi Holdings Inc.	54,440	1,162,294	*

Total Hotels, Restaurants & Leisure		2,619,145

Household Durables - 2.2%
Century Communities Inc.	36,720	3,003,329

Leisure Products - 1.6%
Vista Outdoor Inc.	47,580	2,192,011	*

Multiline Retail - 0.9%
Macy’s Inc.	43,850	1,147,993

Specialty Retail - 3.3%
Murphy USA Inc.	16,140	3,215,733
Urban Outfitters Inc.	41,410	1,215,798	*

Total Specialty Retail		4,431,531

TOTAL CONSUMER DISCRETIONARY		17,798,376

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
Sprouts Farmers Market Inc.	80,830	2,399,034	*

ENERGY - 6.1%
Energy Equipment & Services - 1.1%
Helmerich & Payne Inc.	62,470	1,480,539

Oil, Gas & Consumable Fuels - 5.0%
CNX Resources Corp.	146,760	2,017,950	*
International Seaways Inc.	111,190	1,632,269

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2021 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Magnolia Oil & Gas Corp., Class A Shares	98,600	$1,860,582
Matador Resources Co.	37,340	1,378,593

Total Oil, Gas & Consumable Fuels		6,889,394

TOTAL ENERGY		8,369,933

FINANCIALS - 27.6%
Banks - 14.9%
Bank OZK	51,030	2,374,426
Cadence Bank	64,250	1,914,007
First Horizon Corp.	120,467	1,967,226
Heartland Financial USA Inc.	40,500	2,049,705
Home BancShares Inc.	82,600	2,011,310
Third Coast Bancshares Inc.	70,000	1,818,600	*
TriCo Bancshares	45,160	1,940,074
Veritex Holdings Inc.	41,500	1,650,870
WesBanco Inc.	52,600	1,840,474
Wintrust Financial Corp.	29,630	2,690,997

Total Banks		20,257,689

Capital Markets - 0.7%
Conyers Park II Acquisition Corp.	119,894	961,550	*(a)

Consumer Finance - 4.6%
Encore Capital Group Inc.	35,890	2,229,128	*
OneMain Holdings Inc.	22,060	1,103,882
Oportun Financial Corp.	77,500	1,569,375	*
PROG Holdings Inc.	30,780	1,388,486

Total Consumer Finance		6,290,871

Diversified Financial Services - 0.5%
East Resources Acquisition Co.	60,550	610,949	*

Insurance - 2.1%
Assured Guaranty Ltd.	36,210	1,817,742
Unum Group	40,870	1,004,176

Total Insurance		2,821,918

Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Starwood Property Trust Inc.	108,830	2,644,569

Thrifts & Mortgage Finance - 2.8%
Enact Holdings Inc.	70,000	1,446,900
Washington Federal Inc.	71,710	2,393,680

Total Thrifts & Mortgage Finance		3,840,580

TOTAL FINANCIALS		37,428,126

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 5.2%
Biotechnology - 0.9%
Amarin Corp. PLC, ADR	372,770	$1,256,235	*

Health Care Equipment & Supplies - 0.9%
Quotient Ltd.	462,130	1,196,917	*

Health Care Providers & Services - 2.2%
Acadia Healthcare Co. Inc.	30,400	1,845,280	*
CareMax Inc.	152,300	1,169,664	*

Total Health Care Providers & Services		3,014,944

Life Sciences Tools & Services - 1.2%
Syneos Health Inc.	15,290	1,569,977	*

TOTAL HEALTH CARE		7,038,073

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.8%
Cadre Holdings Inc.	95,400	2,425,068

Airlines - 1.0%
SkyWest Inc.	35,980	1,414,014	*

Construction & Engineering - 1.5%
Primoris Services Corp.	87,330	2,094,174

Electrical Equipment - 1.2%
EnerSys	19,750	1,561,435

Machinery - 2.4%
Hillman Solutions Corp.	151,280	1,626,260	*
Wabash National Corp.	85,630	1,671,498

Total Machinery		3,297,758

Professional Services - 1.1%
Korn Ferry	19,600	1,484,308

Road & Rail - 1.2%
Marten Transport Ltd.	96,565	1,657,055

Trading Companies & Distributors - 4.4%
Custom Truck One Source Inc.	69,970	559,760	*
Nesco Holdings Inc.	129,060	1,032,480	*(a)
Rush Enterprises Inc., Class A Shares	27,705	1,541,506
Textainer Group Holdings Ltd.	78,400	2,799,664

Total Trading Companies & Distributors		5,933,410

TOTAL INDUSTRIALS		19,867,222

INFORMATION TECHNOLOGY - 6.2%
IT Services - 1.2%
CSG Systems International Inc.	28,550	1,645,051

Semiconductors & Semiconductor Equipment - 2.2%
SMART Global Holdings Inc.	40,990	2,909,880	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2021 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Software - 2.8%
CommVault Systems Inc.	25,910	$1,785,717	*
NCR Corp.	50,810	2,042,562	*

Total Software		3,828,279

TOTAL INFORMATION TECHNOLOGY		8,383,210

MATERIALS - 5.9%
Chemicals - 3.0%
Avient Corp.	25,670	1,436,237
Olin Corp.	44,950	2,585,524

Total Chemicals		4,021,761

Metals & Mining - 2.9%
Commercial Metals Co.	73,580	2,670,218
Constellium SE	73,910	1,323,728	*

Total Metals & Mining		3,993,946

TOTAL MATERIALS		8,015,707

REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Alexander & Baldwin Inc.	94,500	2,371,005
Brandywine Realty Trust	97,860	1,313,281
Corporate Office Properties Trust	56,800	1,588,696
Kite Realty Group Trust	124,510	2,711,828
LXP Industrial Trust	137,500	2,147,750
National Health Investors Inc.	27,910	1,603,988
RLJ Lodging Trust	128,450	1,789,308

TOTAL REAL ESTATE		13,525,856

UTILITIES - 4.2%
Electric Utilities - 1.8%
Portland General Electric Co.	45,780	2,422,678

Multi-Utilities - 2.4%
Black Hills Corp.	45,930	3,241,280

TOTAL UTILITIES		5,663,958

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $101,538,229)		132,930,295

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,939,958	$1,939,958
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	484,990	484,990	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,424,948)			2,424,948

TOTAL INVESTMENTS - 99.7% (Cost - $103,963,177)			135,355,243
Other Assets in Excess of Liabilities - 0.3%			425,240

TOTAL NET ASSETS - 100.0%			$135,780,483

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $484,990 and the cost was $484,990 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$36,466,576	$961,550	—	$37,428,126
Industrials	18,834,742	1,032,480	—	19,867,222
Other Common Stocks	75,634,947	—	—	75,634,947

Total Long-Term Investments	130,936,265	1,994,030	—	132,930,295

Short-Term Investments†	2,424,948	—	—	2,424,948

Total Investments	$133,361,213	$1,994,030	—	$135,355,243

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$358,394	$1,630,867	1,630,867	$1,504,271	1,504,271

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$11	—	$484,990

8